UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

             Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to ______________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

   X  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001653105

OSCAR US Funding XII LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):         n/a
Central Index Key Number of underwriter (if applicable):            n/a

Mr. Hisayoshi Kitagawa, Representative Director
Oscar Finance Holdings 2 General Incorporated Association
+81-3-5219-8777

Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE

This is an Amendment to the Form ABS-15G previously filed on March 3, 2020 (accession no. 0000905148-20-000400) (the “Initial Form ABS-15G”).  The purpose of this Amendment is to replace in its entirety Exhibit 99.1 to the Initial Form ABS-15G.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01:	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated February 9, 2021, with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers Aarata LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Orient Corporation (Sponsor)

Date:  February 9, 2021

/s/ Orient Corporation (Seal).
Name:	Tetsuo Iimori
Title:	President

EXHIBIT INDEX

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated February 9, 2021.